Income Tax Expense - Reconciliation of effective tax charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Reconciliation of effective tax charge
Profit before taxation	$ (1,880,650)	$ (543,979)	[1]	$ (8,141)
Tax calculated at domestic tax rates applicable to profits in respective countries	(638,254)	(193,643)		(4,433)
Income not subject to taxation	(21,771)	(6,687)		(5,307)
Expenses not deductible for tax purposes	89,958	75,197		35,191
Movement in deferred tax assets not recognized	633,448	79,477		74,084
Change in tax base	1,769	(74,291)		(86,184)
Prior year under provision	25,521	(562)		6,636
Goodwill impairment		40,937
Withholding tax on distributable profits	3,742	5,967
Other profitrelated taxes				5,239
Effects of changes in tax rates	(849)	(4,845)		(5,272)
Non-deductible share-based payment expense				1,441
Movement in uncertain tax positions	9,524	6,501		(3,264)
Foreign exchange effects and other differences	4,440	(3,064)		(151)
Total taxation charge/(credit)	107,528	$ (75,013)	[1]	$ 17,980
Global Independent Connect Limited
Reconciliation of effective tax charge
Income not subject to taxation	(21,700)
BRAZIL
Reconciliation of effective tax charge
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses	$ 20,600
Applicable tax rate	34.00%	34.00%
Nigeria
Reconciliation of effective tax charge
Movement in deferred tax assets not recognized	$ 592,200
Tax expense from non-recognition of deferred tax assets on unrealized foreign exchange losses	562,100
Tax benefit from recognition of previously impaired capital allowances	94,300
Tax effect of impairment of other deferred tax assets	$ 124,300
Applicable tax rate	33.00%	32.50%
UNITED KINGDOM
Reconciliation of effective tax charge
Movement in deferred tax assets not recognized	$ 28,800
SOUTH AFRICA
Reconciliation of effective tax charge
Movement in deferred tax assets not recognized	$ 19,300
Countries other than Nigeria and Brazil | Bottom of range
Reconciliation of effective tax charge
Applicable tax rate	15.00%	15.00%
Countries other than Nigeria and Brazil | Top of range
Reconciliation of effective tax charge
Applicable tax rate	35.00%	40.00%

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.